Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 11 — Fair Value Measurements

The following table presents assets and liabilities measured at fair value by classification within the fair value hierarchy:

	June 30, 2026
in thousands	Level I	Level II	Level III
Assets:
Money Market Funds	$1,675	$—	$—
Liabilities:
Convertible Debentures	$—	$—	$17,395
	December 31, 2025
in thousands	Level I	Level II	Level III
Assets:
Money Market Funds	$11,671	$—	$—
Liabilities:
July Investment Agreement Derivative	$—	$—	$379,205
CPU Share Allocation Obligation	$—	$—	$292,680

The availability of observable inputs can vary depending on the financial asset and is affected by a wide variety of factors, including, for example, the type of instrument, whether the instrument has recently been issued, whether the instrument is traded on an active exchange or in the secondary market, and current market conditions. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires additional judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level III. The variability and availability of the observable inputs affected by the factors described above may cause transfers between Levels I, II, and III, as discussed further below.

Transfers to and from Level I, II and III are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. During the six months ended June 30, 2026, certain amounts from the July Investment Agreement Derivative and the CPU Share Allocation Obligation were reclassified out of Level III on the Closing Date. There were no transfers into or out of Level III during the three months ended June 30, 2026. No transfers into or out of Level III occurred with respect to the Convertible Debentures during the three and six months ended June 30, 2026.

Reconciliation of Fair Value Measurements Categorized within Level III

The following table provides a reconciliation of the beginning and ending balance associated with the liabilities measured at Level III fair value using significant unobservable inputs for the six months ended June 30, 2026:

Derivative Liabilities

in thousands	July Investment Agreement Derivative	CPU Share Allocation Obligation
Balance, December 31, 2025	$379,205	$292,680
Change in fair value	234,739	190,488
Settlements (equity-based)	(588,944)	(296,403)
Reclassification out of Level III	(25,000)	(186,766)
Balance, June 30, 2026	$—	$—

In settlement of certain obligations to issue shares under the July Investment Agreement and the CPU Share Allocation Obligation, during the six months ended June 30, 2026, the Company issued 78,525,847 common shares and 39,520,335 common shares, respectively. The settlements were valued using the Company’s closing share price as of the Closing Date.

Additionally, during the six months ended June 30, 2026, $25.0 million of the July Investment Agreement Derivative payable to the Anchor Investor was reclassified out of Level III as a result of the completion of the Business Combination, removing the uncertainty related to the liability. As of June 30, 2026, $25.0 million is included in accrued expenses and other current liabilities.

Separately, $186.8 million related to the CPU Share Allocation Obligation was reclassified out of Level III and recognized as equity-classified CPU share allocation. This reclassification was due to the number of shares issuable under the CPU Share Allocation Obligation becoming fixed upon the Closing Date, and was valued using the Company’s closing share price as of the Closing Date. For further information, refer to Note 13 — Equity.

No further settlement or reclassification activity occurred with respect to the Derivative Liabilities during the three months ended June 30, 2026.

Convertible Debentures

in thousands	Convertible Debentures
Balance, December 31, 2025	$—
Issuance	19,400
Change in fair value	(1,671)
Change in fair value – credit risk	(334)
Balance, June 30, 2026	$17,395

The Convertible Debentures were not outstanding as of December 31, 2025. On May 7, 2026, the Company issued a Convertible Debenture with an aggregate principal amount of $20.0 million, for which the Company elected the fair value option. The Company elected the fair value option because management believes measuring the Convertible Debenture in its entirety at fair value provides a more relevant representation of the economic characteristics of the instrument, including its variable conversion feature and other market-sensitive terms, while simplifying the accounting for the instrument as a whole. The Company received net proceeds of $19.4 million, reflecting a purchase price equal to 97% of the principal amount pursuant to the terms of the Securities Purchase Agreement.

As of June 30, 2026, the fair value of the outstanding Convertible Debentures was $17.4 million, compared to an aggregate unpaid principal balance of $20.0 million. Since issuance, the fair value of the Convertible Debentures decreased by approximately $2.0 million, of which $1.7 million was attributable to changes in the Company’s stock price and other Monte Carlo simulation inputs and was recognized in the condensed consolidated statements of operations, and $0.3 million was attributable to changes in the instrument-specific credit risk of the Company and was recognized in other comprehensive income.

In connection with the issuance of the Convertible Debentures, the Company incurred $0.8 million of direct transaction costs and fees. Because the Company elected the fair value option for the Convertible Debentures, such transaction costs and fees were recognized in selling, general and administrative expense as incurred and were not deferred or amortized over the term of the Convertible Debentures due to the fair value option election by the Company.

As of June 30, 2026, accrued coupon interest was $0.1 million. Such accrued interest is incorporated into the fair value of the Convertible Debentures and is not presented as a separate liability on the condensed consolidated balance sheet.

No conversions, redemptions, or repayments of the Convertible Debentures occurred during the six months ended June 30, 2026.

Money Market Funds

Money market funds are investments with maturities within three months of their purchase dates held at banks, that approximate fair value based on Level I measurements.

Derivative Liabilities

Prior to December 31, 2025, the Company utilized scenario-based valuation models to value the July Investment Agreement Derivative and the CPU Share Allocation Obligations (collectively, the “Derivative Liabilities”) at issuance and each subsequent reporting period. A key estimate used in the valuations of the July investment agreement derivative is an enterprise valuation of New EM, which included the acquisition of the Four Entities which uses a sum-of-the-parts valuation model that combined the arm’s length purchase prices of the Four Entities pursuant to acquisition agreements signed with the Company on February 10, 2025, and the invested capital of the Company for each measurement date.

As of December 31, 2025, the Company updated its valuation methodology to reflect the advanced stage of the Business Combination and the availability of observable market-based inputs. At that date, substantially all substantive closing conditions had been satisfied, and the only remaining item was final Nasdaq listing approval, which was subsequently obtained on January 2, 2026, with the Business Combination closing on January 5, 2026. Given the proximity to closing and the presence of a publicly traded instrument directly linked to the post-closing equity structure, management determined that a market-based valuation approach more faithfully reflected fair value as of December 31, 2025.

Accordingly, for the December 31, 2025 measurement, the Company first determined the implied equity value of EM&T on a pro forma fully diluted basis at closing. The Company then applied a market-based adjustment derived from the trading price of WTMA Rights, which were publicly traded securities that converted into WTMA common shares at a fixed ratio upon consummation of the Business Combination. The implied ratio between the aggregate conversion value of the Rights and the trading price of WTMA common shares reflected the market’s assessment of both (i) the probability of closing and (ii) expected post-closing share price performance. The final market-based adjustment incorporated the observable Rights pricing, which inherently reflected both closing risk and market expectations regarding post-closing performance.

As a result, the December 31, 2025 valuation of the Derivative Liabilities was based on the implied EM&T equity value at closing, adjusted by the market-derived factor from WTMA Rights pricing, rather than solely on the prior sum-of-the-parts enterprise valuation framework.

July Investment Agreement Derivative:

The Company utilized the following assumptions to value the July Investment Agreement Derivative:

December 31, 2025
Expected Business Combination date	January 5, 2026
Term (years)	0.01
Risk free rate	3.7%
CCC credit rating	15.7%
Present value factor	1.00
Probability of Business Combination close	90.0%
Market adjustment(1)	45.5%
Expected Company fully diluted ownership of New EM	96.5%
Additional share allocation percentage	10.0%

____________

(1)      Market adjustment inherently considers probability of Business Combination close and post Business Combination close price movements to the New EM common share price per share.

CPU Share Allocation Obligations:

The CPU Share Allocation Obligations were contingent on the closing of the Business Combination and certain convertible preferred unit holders entering into additional convertible preferred unit agreements in increments of $2.0 million or $4.0 million, as defined in an investor’s specific convertible preferred unit agreement.

The Company utilized the following assumptions to value the CPU Share Allocation Obligations as of the balance sheet dates:

December 31, 2025
Expected Business Combination date	January 5, 2026
Term (years)	0.01
Risk free rate	3.7%
Present value factor	1.00
Probability of Business Combination close	NA
Market adjustment(1)	45.5%
Expected Company fully diluted ownership of New EM	96.5%
Additional share allocation percentages	11.28%

____________

(1)      Market adjustment inherently considers probability of Business Combination close and post Business Combination close price movements to the New EM common share price per share.

Convertible Debentures

The Company estimates the fair value of the Convertible Debentures using a Monte Carlo simulation model, which incorporates the contractual terms of the instrument, including the conversion price, floor price, payment premium, maturity date, and amortization and redemption features, together with assumptions regarding the Company’s stock price, expected volatility, and the risk-free interest rate and a credit risk-adjusted discount rate, to simulate potential outcomes of the embedded conversion and floor-price amortization features, with the resulting cash flows discounted to present value as of each measurement date.

The Company utilized the following assumptions to value the Convertible Debentures:

June 30, 2026
Principal outstanding	$20,000,000
Remaining term (years)	1.36
Company common stock price	$6.61
Equity volatility	81.2%
Risk-free rate	4.0%
Discount rate	21.3%
Payment Premium	5.0%